Recent Accounting Pronouncements Recent Accounting Pronouncments (Policies)	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	(a) Comprehensive Income Effective January 1, 2013, Federated adopted the FASB accounting standards update relating to the presentation of comprehensive income. The update requires disclosure of the changes in accumulated other comprehensive income balances by component as well as additional disclosure related to amounts reclassified out of accumulated other comprehensive income. See Note (17) for this new disclosure. As the update affected disclosure only, the adoption of the update did not have a financial impact on Federated's Consolidated Financial Statements.
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
(b) Investment Companies
On June 7, 2013, the FASB issued a final accounting standards update amending the criteria for an entity to qualify as an investment company under GAAP. Any entity regulated under the Investment Company Act of 1940 is automatically an investment company under the new definition. The update also amends certain disclosure requirements and measurement criteria. The update is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013 and prohibits early adoption. Management is currently evaluating the impact of adoption on Federated's financial statement but does not expect the impact to be material.